BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS (Schedule of Plan Benefit Obligation) (Details) (Imputed Income Tax Reimbursement Agreements [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Imputed Income Tax Reimbursement Agreements [Member]
Change in benefit obligation:
Beginning balance	$ 410	$ 403
Service cost
Interest cost	27	26
Benefit payments	(19)	(19)
Ending balance	$ 418	$ 410